Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [line items]
Cash and cash equivalents	$ 92,661	$ 115,568	$ 98,521	$ 76,575	$ 114,749	$ 124,295
Trade receivables from provisional concentrate sales, net of fair value adjustment	783		1,398
Long-term investments - common shares held	261,159		95,608	$ 80,595
Long-term investments - warrants held	13		124
Convertible note receivable	13,723		15,777
Total net financial assets measured at fair value	368,339		211,428
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Long-term investments - common shares held	261,159		95,608
Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Cash and cash equivalents	92,661		98,521
Total net financial assets measured at fair value	353,820		194,129
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Long-term investments - common shares held	261,159		95,608
Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	783		1,398
Long-term investments - warrants held	13		124
Total net financial assets measured at fair value	796		1,522
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible note receivable	13,723		15,777
Total net financial assets measured at fair value	$ 13,723		$ 15,777